INVESTMENTS - Warrants (Details)	Dec. 31, 2021 CAD ($) shares
Disclosure of unconsolidated structured entities [line items]
Warrants held, Fair Value	$ 3,363,902
Exploits Discovery Corp.
Disclosure of unconsolidated structured entities [line items]
Warrants held, Quantity | shares	6,666,667
Warrants held, Fair Value	$ 837,381
Labrador Gold Corp.
Disclosure of unconsolidated structured entities [line items]
Warrants held, Quantity | shares	6,277,778
Warrants held, Fair Value	$ 2,526,521